Equity Incentive Plans and Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activities and Related Information

The following table summarizes the stock option activities and related information for the nine months ended September 30, 2020:

	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Balance as of December 31, 2019	8,790,000	$4.86	8.1	$24,949
Granted	1,875,161	8.59
Exercised	(306,000)	4.05
Forfeited/cancelled	(164,000)	6.30

Balance as of September 30, 2020	10,195,161	$5.55	7.9	$67,698

Vested and exercisable as of September 30, 2020	4,045,117	$4.31	7.2	$31,534

The following table summarizes the Company’s stock option activities and related information for the periods presented:

	Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contract Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Balance, December 31, 2017	7,150,000	$4.98	9.9	$6,006
Options granted	737,500	7.23
Options exercised	(3,250)	2.97
Options forfeited/cancelled	(181,250)	4.80

Balance, December 31, 2018	7,703,000	4.18	8.9	19,615
Options granted	1,935,000	7.78
Options exercised	(34,000)	3.63
Options forfeited/cancelled	(814,000)	5.34

Balance, December 31, 2019	8,790,000	4.86	8.1	24,949

Exercisable, December 31, 2019	2,845,500	$4.00	7.2	$10,489

Summary of Stock-based Compensation Expense

The following table summarizes stock-based compensation expense by line item in the accompanying condensed combined consolidated statements of operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(In thousands)
Cost of revenue	$60	$52	$192	$145
Sales, general and administrative	1,414	672	3,634	2,251
Product development	157	143	460	417

Total stock-based compensation expense	$1,631	$867	$4,286	$2,813

The Company recognized stock-based compensation in the accompanying combined consolidated statements of operations as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2019

	(In thousands)
Cost of revenue	$162	$197
Product development	407	567
Sales, general and administrative	2,182	3,084

Stock-based compensation	$2,751	$3,848

Summary of Valuation Assumptions of Fair Value of Stock Options on Date of Grant

We estimate the fair value of the stock options on the date of grant using the Black-Scholes-Merton pricing model, with the following valuation assumptions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Weighted average grant date fair value of common stock (per share)	$16.38	$7.55	$8.60	$7.46
Expected term (years)	6.09	6.50	6.37	6.48
Expected volatility	41.7%-44.0%	34.5%-34.9%	35.8%-44.0%	34.3%-34.9%
Dividend yield	—	—	—	—
Range of risk-free interest rate	0.3%-0.4%	1.4-1.9%	0.3%-1.8%	1.4%-2.6%

The Company computed the fair value of the options on the date of grant using the Black-Scholes-Merton pricing model, with the following valuation assumptions:

	Year Ended December 31, 2018	Year Ended December 31, 2019

Weighted average grant date fair value per common stock	$6.88	$7.59
Weighted average expected term in years	6.48	6.48
Range of expected volatility	33.4%-35.0%	34.3%-36.1%
Weighted average expected dividend yield	—	—
Range of risk free interest rate	2.7%-3.1%	1.4%-2.6%

Summary of RSUs Activities and Related Information

The following table summarizes the RSUs activities and related information for the nine months ended September 30, 2020:

	Unvested RSUs	Weighted- Average Grant Date Fair Value Per Share
Balance as of December 31, 2019	—	—
Granted	17,647	$17.00
Vested	(8,823)	17.00

Balance as of September 30, 2020	8,824	$17.00